Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
15	INCOME TAXES
PRC
Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity must file required supporting documents with the tax authority and ensure fulfillment of the relevant HNTE criteria before using the preferential rate. An entity could re-apply
for the HNTE certificate when the prior certificate expires.
Guangzhou Burning Rock Dx Co., Ltd. was recognized as a qualified HNTE under the EIT Law by the
relevant government authorities in December 2019 and was entitled to the preferential rate of 15%. All other operating entities in the PRC are subject to the 25% EIT rate.
Cayman Islands
Under the current tax laws of
the
Cayman Islands, the Company is not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
United States
As a result of the United States tax law amendments, the federal statutory income tax rate for the subsidiary in the US was 21%
for the year ended December 31, 2021. The subsidiary in the US operated its business in the states of California and New Jersey, and was also subject to state income tax at rates of approximately
 8.8%
and 6.5%, respectively, for the year ended December 31, 2021.
Hong Kong
Under the Hong Kong tax laws, the subsidiary in Hong Kong is subject to Hong Kong profit
s
tax at a rate of 16.5% and it may be exempted from income tax on its foreign-derived income. There are no withholding taxes in Hong Kong on remittance of dividends.
The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	(150,495)	(366,634)	(704,003)	(110,475)
Non-PRC	(18,661)	(40,601)	(91,795)	(14,405)

Total loss before income tax	(169,156)	(407,235)	(795,798)	(124,880)

The current and deferred components of the income tax expense are as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income tax expense—current tax	—	—	(899)	(141)

Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Loss before income tax	(169,156)	(407,235)	(795,798)	(124,880)
Income tax benefits computed at PRC statutory rate (25%)	(42,289)	(101,809)	(198,950)	(31,220)
Effect of tax rate differential	10,474	10,375	13,896	2,181
Research and development super-deduction	(4,712)	(6,011)	(9,897)	(1,553)
Non-deductible expenses	10,629	54,255	84,029	13,186
Non-taxable income	(1,412)	(872)	(872)	(137)
Changes in valuation allowance	27,310	44,062	112,693	17,684

Income tax expenses	—	—	899	141

Deferred tax assets and liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2020 and 2021 are as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	9,205	14,748	2,315
Net operating loss carried forward	60,288	98,015	15,380
Government grants	39	—	—
Depreciation and amortization	681	681	107
Excessive education fee	654	625	98
Research and development expense carried forward	—	1,063	167
Timing difference of research and development expense recognition	90,535	154,017	24,169
Timing difference of revenue recognition	6,425	—	—
Excessive donation expense carried forward	2,471	2,449	384
Operating lease liabilities	—	21,438	3,364

Gross deferred tax assets	170,298	293,036	45,984
Less: Valuation allowance	(170,298)	(264,196)	(41,458)

Total deferred tax assets	—	28,840	4,526

Deferred tax liabilities:
Operating right of use assets	—	(20,033)	(3,144)
Depreciation and amortization		(8,807)	(1,382)

Total deferred tax liabilities	—	(28,840)	(4,526)

N et deferred tax assets	—	—	—

As of December 31, 2020 and 2021, the Group had net operating losses of RMB241,152 and RMB392,060 (US$61,523
),
respectively, mainly deriving from entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities that qualify as a HNTE in 2018 and thereafter. The tax losses of entities in the PRC will begin to expire in 2021, if not utilized.
Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future income, exclusive of reversing deductible temporary differences, tax planning and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity
basis. As of December
31
,
2020
and
2021
, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.
Unrecognized tax benefits
As of December 31, 2021 and for the year ended December 31, 2021, there was no significant impact from tax uncertainties on the Group’s consolidated financial position and result
s
of operations. The Group did not record any interest and penalties related to an uncertain tax position for the year ended December 31, 2021. The Group does not expect the amount of unrecognized tax benefits would increase significantly in the next 12 months.
In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries. Accordingly, the PRC tax filings from 2016 through 2020 remain open to examination by the respective tax authorities. The Group may also be subject to the examinations of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.
As of December 31, 2021 and 2020, the subsidiaries in Mainland China had no distributable retained earnings. In addition, the Company asserts indefinite reinvestment on the excess of the financial reporting bases over tax bases in the Company’s investments in foreign subsidiaries to the extent that the reversal would incur a significant tax liability. Determination of the aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized is not practicable due to the uncertainty and overall complexity of the hypothetical calculation.